CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 182,697	$ 185,530
Deposits, prepayment and other receivables (note 4)	2,450	1,754
Total current assets	185,147	187,284
Property, plant and equipment, net (note 5)	60	423
Intangible assets	438	438
Total assets	185,645	188,145
Current liabilities
Other payables and accruals (note 6)	1,569	1,341
Tax payable	10,186	9,407
Total current liabilities	11,755	10,748
Total liabilities	11,755	10,748
Commitments and contingencies (note 9)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2019 and 2020, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	147,770	151,277
Total shareholders' equity	173,890	177,397
Total liabilities and shareholders' equity	$ 185,645	$ 188,145